Equity - Summary of Classes of Share Capital - Common Shares (Detail) - CAD ($) shares in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Oct. 31, 2019
Disclosure of classes of share capital [line items]
Balance at beginning of period	$ 87,701
Balance at end of period	$ 88,802	$ 81,670	$ 87,701
Issued capital [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	1,812.5	1,830.4	1,830.4
Proceeds from shares issued on exercise of stock options, Number of shares	0.8		2.3
Shares issued as a result of dividend reinvestment plan, Number of shares	0.9		4.8
Shares issued in connection with acquisitions			5.0
Purchase of shares for cancellation and other, Number of Shares	(4.2)		(30.0)
Ending balance, Number of shares	1,810.0		1,812.5
Balance at beginning of period	$ 21,713	$ 21,221	$ 21,221
Proceeds from shares issued on exercise of stock options, Amount	41	28	124
Shares issued as a result of dividend reinvestment plan	69		357
Shares issued in connection with acquisitions, Amount		366	366
Purchase of shares for cancellation and other, Amount	(50)	(53)	(355)
Balance at end of period	$ 21,773	$ 21,661	$ 21,713